BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 22,936	$ 19,623	$ 18,731
Accounts receivable		0	71
Unbilled revenue receivable	201	0	166
Receivable from related party (Note 12)	13	15	57
Prepaid expenses and other assets	1,130	403	179
Total current assets	24,280	20,041	19,204
Property and equipment, net (Note 4)	1,059	503	385
Other noncurrent assets	32	32
Deposit on leased facility		32	32
Total assets	25,371	20,576	19,621
Current liabilities:
Current portion of long-term debt (Note 5)	2,551	1,213	0
Accounts payable	2,379	509	635
Accrued Northwestern University License Agreements fee	0	1,500	0
Accrued legal expenses	1,004	123	78
Accrued payroll-related expenses	513	423	499
Accrued expenses and other current liabilities (Note 4)	2,496	2,160
Current portion of deferred revenue (Note 3)	3,103	8,276	0
Other accrued expenses	979	114	131
Total current liabilities	10,529	12,158	1,343
Long-term debt, net (Note 4)	2,670	4,454	0
Preferred stock warrant liability (Note 10)	0	201	0
Common stock warrant liability (Note 10)	211	0
Deferred revenue, net of current portion (Note 3)	0	1,034	0
Other noncurrent liabilities	279	281	48
Total liabilities	13,689	18,128	1,391
Stockholders' equity (Note 6):
Common stock, $0.0001 par value per share; 200,000,000 shares authorized, 35,513,987 issued and outstanding, September 30, 2017; 30,782,380 shares authorized, 131,644 issued and outstanding, December 31, 2016	4	0	0
Additional paid-in capital	43,219	(17,578)	(18,293)
Accumulated deficit	(31,541)	(22,604)	(5,663)
Total stockholders’ equity	11,682	2,448	18,230
Total liabilities and stockholders’ equity	25,371	20,576	19,621
Series C
Stockholders' equity (Note 6):
Non-redeemable preferred stock	0	33,483	33,039
Series B-2
Stockholders' equity (Note 6):
Non-redeemable preferred stock	0	3,641	3,641
Series B-1
Stockholders' equity (Note 6):
Non-redeemable preferred stock	0	5,371	5,371
Series A
Stockholders' equity (Note 6):
Non-redeemable preferred stock	$ 0	$ 135	$ 135